Private Placement (Details) - CIK0001853021 Metals Acquisition Corp [Member] - USD ($)			3 Months Ended	12 Months Ended
	Sep. 03, 2021	Aug. 02, 2021	Mar. 31, 2023	Dec. 31, 2022	May 24, 2022	Mar. 31, 2022
Class A Ordinary Shares
Initial Public Offering
Warrants issued upon conversion of notes	14,373,564					14,373,564
Exercise price of warrant	$ 11.50	$ 11.50			$ 11.50
Class A Ordinary Shares | Private Placement Warrants
Initial Public Offering
Number of shares per warrant		1
Price of warrants		$ 11.50
Private Placement
Initial Public Offering
Warrants issued upon conversion of notes	201,971
Number of shares per warrant	1
Price of warrants	$ 1.50
Aggregate purchase price	$ 302,956
Exercise price of warrant	$ 11.50
Private Placement | Private Placement Warrants
Initial Public Offering
Warrants issued upon conversion of notes		5,333,333
Price of warrants		$ 1.50
Aggregate purchase price		$ 8,000,000
Private Placement | Class A Ordinary Shares
Initial Public Offering
Number of shares per warrant		1
Private Placement | Class A Ordinary Shares | Private Placement Warrants
Initial Public Offering
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			30 days	30 days